Note 14 - Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]
(in whole numbers)
Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Yrs)

Outstanding at January 1, 2024	15,400	$1,664.00
Reverse split adjustments - fractional share round ups	106	(91.91)
Forfeited or expired	(648)	2,044.85
Outstanding at September 30, 2024	14,858	$1,551.47	8.2

Vested and exercisable at September 30, 2024	7,286	$3,130.51	7.4

Vested and expected to vest at September 30, 2024	14,046	$1,561.94	8.1

(in thousands, except for weighted-average data)
Stock Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (In Years)

Outstanding at January 1, 2023	4	$6,858.00
Granted	12	21.78
Forfeited or expired	(1)	4,662.36
Outstanding at December 31, 2023	15	$1,664.00	8.8

Vested and exercisable at December 31, 2023	3	$7,784.10	5.9

Vested and expected to vest at December 31, 2023	14	$1,701.54	8.8

Share-Based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
(in whole numbers)
Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2024	8,180	$52.49
Reverse split adjustments - fractional share round ups	67	(0.42)
Vested	(140)	912.01
Forfeited	(228)	21.58
Outstanding at September 30, 2024	7,879	$37.68

(in thousands, except for weighted-average data)
Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2023	-	$-
Awarded	8	52.49
Vested	-	-
Cancelled	-	-
Outstanding at December 31, 2023	8	$52.49

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023

Research and development	$32	$93	$114	$280
General and administrative	55	212	321	692
Total	$86	$305	$434	$972

	Year Ended December 31,
(in thousands)	2023	2022

Research and development	$383	$807
General and administrative	895	2,279
Total	$1,278	$3,086